Background, Organization, and Summary of Significant Accounting Policies - Summary of Intangible Assets (Details) - Centuri - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 477,984	$ 180,576
Accumulated Amortization	(51,479)	(40,392)
Net Carrying Amount	426,505	140,184
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	393,834	154,757
Accumulated Amortization	(42,886)	(29,237)
Net Carrying Amount	350,948	125,520
Trade name and trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	79,650	23,618
Accumulated Amortization	(7,093)	(8,954)
Net Carrying Amount	72,557	14,664
Customer contracts backlog
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,500	270
Accumulated Amortization	(1,500)	(270)
Net Carrying Amount	$ 3,000	0
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,931
Accumulated Amortization		(1,931)
Net Carrying Amount		$ 0